Basis of presentation for the consolidated financial statements - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
SQM Nitratos S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Nitratos S.A. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.9999%
SQM Nitratos S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.0001%
SQM Potasio S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Potasio S.A. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.9999%
SQM Potasio S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.0001%
Serv. Integrales de Transito y Transf. S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Serv. Integrales de Transito y Transf. S.A. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.0003%
Serv. Integrales de Transito y Transf. S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.9997%
Isapre Norte Grande Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Isapre Norte Grande Ltda. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	1.00%
Isapre Norte Grande Ltda. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.00%
Ajay SQM Chile S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	51.00%
Ajay SQM Chile S.A. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	51.00%
Almacenes y Depositos Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Almacenes y Depositos Ltda. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	1.00%
Almacenes y Depositos Ltda. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.00%
SQM Salar S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Salar S.A. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	18.18%
SQM Salar S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	81.82%
SQM Industrial S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Industrial S.A. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.047%
SQM Industrial S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.953%
Exploraciones Mineras S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Exploraciones Mineras S.A. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.2691%
Exploraciones Mineras S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.7309%
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Soquimich Comercial S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	60.6383%
Soquimich Comercial S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	60.6383%
Comercial Agrorama Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	60.6383%
Comercial Agrorama Ltda. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	60.6383%
Comercial Hydro S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Comercial Hydro S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Argrorama S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	60.6383%
Argrorama S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	60.6383%
Orcoma Estudios SPA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Orcoma Estudios SPA | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Orcoma SPA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Orcoma SPA | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM MaG SpA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM MaG SpA | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Sociedad Contractual Minera Bufalo
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Sociedad Contractual Minera Bufalo | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.90%
Sociedad Contractual Minera Bufalo | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.10%
SQM North America Corp.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM North America Corp. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	40.00%
SQM North America Corp. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	60.00%
RS Agro Chemical Trading Corporation A.V.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
RS Agro Chemical Trading Corporation A.V.V. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	98.3333%
RS Agro Chemical Trading Corporation A.V.V. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	1.6667%
Nitratos Naturais do Chile Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Nitratos Naturais do Chile Ltda. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Corporation N.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Corporation N.V. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.0002%
SQM Corporation N.V. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.9998%
SQM Peru S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Peru S.A. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.0091%
SQM Peru S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.9909%
SQM Ecuador S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Ecuador S.A. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.00401%
SQM Ecuador S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.996%
SQM Brasil Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Brasil Ltda. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.58%
SQM Brasil Ltda. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.42%
SQMC Holding Corporation
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQMC Holding Corporation | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.10%
SQMC Holding Corporation | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.90%
SQM Japan Co. Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Japan Co. Ltd. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.1597%
SQM Japan Co. Ltd. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.8403%
SQM Europe NV
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Europe NV | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.58%
SQM Europe NV | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.42%
SQM Indonesia S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	80.00%
SQM Indonesia S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	80.00%
North American Trading Company
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
North American Trading Company | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Virginia LLC
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Virginia LLC | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Comercial de Mexico S.A. de C.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Comercial de Mexico S.A. de C.V. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.01%
SQM Comercial de Mexico S.A. de C.V. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.99%
SQM Investment Corporation N.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Investment Corporation N.V. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	1.00%
SQM Investment Corporation N.V. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.00%
Royal Seed Trading Corporation A.V.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Royal Seed Trading Corporation A.V.V. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	1.67%
Royal Seed Trading Corporation A.V.V. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	98.33%
SQM Lithium Specialties Limited Partnership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Lithium Specialties Limited Partnership | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Comercial Caiman Internacional S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Comercial Caiman Internacional S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM France S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM France S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Administracion y Servicios Santiago S.A. de C.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Administracion y Servicios Santiago S.A. de C.V. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Nitratos Mexico S.A. de C.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Nitratos Mexico S.A. de C.V. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Soquimich European Holding B.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
Soquimich European Holding B.V. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Iberian S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Iberian S.A. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Africa Pty
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Africa Pty | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Oceana Pty Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Oceana Pty Ltd. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Beijing Commercial Co. Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Beijing Commercial Co. Ltd. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Thailand Limited
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.998%
SQM Thailand Limited | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.998%
SQM Colombia S.A.S.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Colombia S.A.S. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Australia PTY
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Australia PTY | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM International N.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM International N.V. | Direct ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	0.58%
SQM International N.V. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	99.42%
SQM (Shanghai) Chemicals Co. Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM (Shanghai) Chemicals Co. Ltd. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Korea LLC
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Korea LLC | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Holland B.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%
SQM Holland B.V. | Indirect ownership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest	100.00%